Segmented Information (Capital Expenditures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Capital expenditures	$ 2,232	$ 2,526	$ 2,712
Canadian Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	380	1,226	1,365
USA Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,847	1,285	1,283
Market Optimization [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1		3
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ 4	$ 15	$ 61